SHORT-TERM NOTE AND LINES OF CREDIT	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
SHORT-TERM NOTE AND LINES OF CREDIT

NOTE 4 - SHORT-TERM NOTE AND LINES OF CREDIT

The Company also has a working capital line of credit with Capital One Bank for $50,000. The line of credit bears an interest rate of prime plus 25.9 basis points, which totaled 34.4% and 33.9% as of March 31, 2024 and 2023, respectively. The line of credit is unsecured. The balance of the line of credit was $9,580 at both March 31, 2024 and March 31, 2023.

The Company also has a working capital line of credit with Chase Bank for $25,000. The line of credit bears an interest rate of prime plus 10 basis points, which totaled 18.5% and 18.0% as of March 31, 2024 and 2023, respectively. The line of credit is secured by assets of the Company’s subsidiaries. The balance of the line of credit is $10,237 as of March 31, 2024 and March 31, 2023.